Note 8 - Property and Equipment, Net - Property and Equipment, Net (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment, Gross, Ending Balance	$ 12,783	$ 11,206
Less accumulated depreciation and amortization	(7,246)	(7,284)
Property, Plant and Equipment, Net	5,537	3,922
Computer Equipment [Member]
Property, Plant and Equipment, Gross, Ending Balance	6,079	5,777
Leasehold Improvements [Member]
Property, Plant and Equipment, Gross, Ending Balance	3,823	2,769
Furniture and Fixtures [Member]
Property, Plant and Equipment, Gross, Ending Balance	1,316	1,102
Building [Member]
Property, Plant and Equipment, Gross, Ending Balance	725	786
Office Equipment [Member]
Property, Plant and Equipment, Gross, Ending Balance	493	394
Software and Software Development Costs [Member]
Property, Plant and Equipment, Gross, Ending Balance	$ 347	$ 378